Fixed assets - Property, plant and equipment - Net book value - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 30,484	€ 29,075	€ 28,423	€ 27,119
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	110,931
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(79,834)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(612)
Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,155	25,825	25,137
Network infrastructure [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	97,426
Network infrastructure [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(69,900)
Network infrastructure [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(371)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,117	2,018	2,026
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,821
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,470)
Land and buildings [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(234)
Technology Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	784	801	803
Technology Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,963
Technology Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,178)
Technology Equipment [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	428	€ 431	€ 456
Other property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,721
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,286)
Other property, plant and equipment [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ (6)